Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Net Earnings (Losses) Attributable to TRW and Weighted Average Shares Outstanding
Net earnings attributable to TRW and the weighted average shares outstanding used in calculating basic and diluted earnings per share were:

	Years Ended December 31,
	2012	2011	2010

	(In millions, except per share amounts)
Net earnings attributable to TRW	$1,008	$1,157	$834
Interest expense on exchangeable notes, net of tax	4	8	9
Amortization of discount on exchangeable notes, net of tax	4	8	9
Net earnings attributable to TRW for purposes of calculating diluted earnings per share	$1,016	$1,173	$852

Basic:
Weighted average shares outstanding	122.4	123.5	119.8
Basic earnings per share	$8.24	$9.37	$6.96

Diluted:
Weighted average shares outstanding	122.4	123.5	119.8
Effect of dilutive stock options, RSUs and SSARs	1.4	2.0	2.7
Shares applicable to exchangeable notes	5.9	7.5	8.8
Diluted weighted average shares outstanding	129.7	133.0	131.3
Diluted earnings per share	$7.83	$8.82	$6.49

Property, Plant and Equipment Estimated Useful Lives
Estimated
Useful Lives
Buildings	30 to 40 years
Machinery and equipment	5 to 10 years
Computers and capitalized software	3 to 5 years

Movement in Product Warranty Liability
The following table presents the movement in the product warranty liability for the periods indicated:

	Years Ended December 31,
	2012	2011

	(Dollars in millions)
Beginning balance	$130	$124
Current period accruals, net of changes in estimates	55	52
Used for purposes intended	(44)	(42)
Effects of foreign currency translation	(1)	(4)
Ending balance	$140	$130

Components of Accumulated Other Comprehensive Earnings (Losses)
	As of December 31,
	2012	2011

	(Dollars in millions)
Foreign currency translation, net	$83	$16
Retirement obligations, net	(559)	(299)
Unrealized net earnings (losses) on cash flow hedges, net	10	(48)
Accumulated other comprehensive earnings (losses)	$(466)	$(331)